UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
           --------------------------------------------------
Address:   17 Broadwick Street
           --------------------------------------------------
           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     028-12176
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
           --------------------------------------------------
Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Geoffrey Grant          London, United Kingdom         11/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        17
                                               -------------

Form 13F Information Table Value Total:        93,448
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
....................................................................................................................................

NAME OF ISSUER                  TITLE OF CLASS   CUSIP      VALUE    SHRS OR    SH/  PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
                                                           (x$1000)  PRN  AMT   PRN  CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
....................................................................................................................................

....................................................................................................................................
ABN AMRO HLDG NV                SPONSORED ADR    000937102   12,133   231,381   SH          SOLE         0                 0      0
...................................................................................................................................
AES CORP                        COM              00130H105    2,018   100,000   SH          SOLE         0     100,000     0      0
....................................................................................................................................
APOLLO INVT CORP                COM              03761U106    5,224   249,200   SH          SOLE         0     249,200     0      0
....................................................................................................................................
BOYD GAMING CORP                COM              103304101    1,384    31,800   SH          SOLE         0      31,800     0      0
....................................................................................................................................
CADIZ INC                       COM NEW          127537207   24,647 1,385,104   SH          SOLE         0   1,385,104     0      0
....................................................................................................................................
FPL GROUP INC                   COM              302571104    2,019    33,000   SH          SOLE         0      33,000     0      0
....................................................................................................................................
FREEDOM ACQUISITION HLDGS IN    COM              35645F103    7,450   676,000   SH          SOLE         0     676,000     0      0
....................................................................................................................................
GENERAL ELECTRIC CO             COM              369604103    2,058    50,000   SH          SOLE         0      50,000     0      0
....................................................................................................................................
HELIX ENERGY SOLUTIONS GRP I    COM              42330P107    2,757    65,800   SH          SOLE         0      65,800     0      0
....................................................................................................................................
INSITUFORM TECHNOLOGIES INC     CL A             457667103      612    40,000   SH          SOLE         0      40,000     0      0
....................................................................................................................................
JP MORGAN CHASE & CO            COM              46625H100    4,316    94,100   SH          SOLE         0      94,100     0      0
....................................................................................................................................
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG   71654V101      845    13,000   SH          SOLE         0                 0      0
....................................................................................................................................
PRIDE INTL INC DEL              COM              74153Q102    6,735   183,350   SH          SOLE         0     228,200     0      0
....................................................................................................................................
PINNACLE AIRL CORP              COM              723443107    1,626   102,951   SH          SOLE         0     102,951     0      0
....................................................................................................................................
PINNACLE AIRL CORP              3.250% 2/1       723443AB3  12,950 12,950,000   PRN         SOLE         0                 0      0
....................................................................................................................................
SPECTRA ENERGY CORP             COM              847560109    4,921   200,000   SH          SOLE         0     200,000     0      0
....................................................................................................................................
MRU HLDGS INC                   COM              55348A102    1,753   300,000   SH          SOLE         0     300,000     0      0
....................................................................................................................................
